Group income statement - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statements [Line Items]
Revenue		£ 23,428	£ 23,723	£ 24,062
Operating costs		(20,007)	(20,342)	(20,895)
Operating profit (loss)		3,421	3,381	3,167
Finance expense		(790)	(776)	(817)
Finance income		34	12	13
Net finance expense		(756)	(764)	(804)
Share of post tax profit (loss) of associates and joint ventures		1	(1)	(9)
Profit (loss) before taxation		2,666	2,616	2,354
Taxation		(507)	(584)	(446)
Profit (loss) for the year		£ 2,159	£ 2,032	£ 1,908
Earnings per share
Basic		£ 0.218	£ 0.205	£ 0.192
Diluted		£ 0.216	£ 0.204	£ 0.191
Before Specific Items [Member]
Statements [Line Items]
Revenue		£ 23,459	£ 23,746	£ 24,082
Operating costs		(19,613)	(19,755)	(19,947)
Operating profit (loss)		3,846	3,991	4,135
Finance expense		(651)	(558)	(607)
Finance income		34	12	13
Net finance expense		(617)	(546)	(594)
Share of post tax profit (loss) of associates and joint ventures		1	(1)	(9)
Profit (loss) before taxation		3,230	3,444	3,532
Taxation		(619)	(671)	(663)
Profit (loss) for the year		2,611	2,773	2,869
Specific Items [Member]
Statements [Line Items]
Revenue	[1]	(31)	(23)	(20)
Operating costs	[1]	(394)	(587)	(948)
Operating profit (loss)	[1]	(425)	(610)	(968)
Finance expense	[1]	(139)	(218)	(210)
Net finance expense	[1]	(139)	(218)	(210)
Profit (loss) before taxation	[1]	(564)	(828)	(1,178)
Taxation	[1]	112	87	217
Profit (loss) for the year	[1]	£ (452)	£ (741)	£ (961)

[1]	For a definition of specific items, see page [•]. An analysis of specific items is provided in note 10.